ING

December 7, 2005

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Variable Annuity Account NY-B of ReliaStar Life Insurance Company of New York
Prospectus Name: ING SmartDesign Variable Annuity - NY Certification pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act")
File No.: 333-85618; 811-7935
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Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of the ING SMARTDESIGN VARIABLE ANNUITY - NY Prospectus Supplement under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)

The form of the prospectus supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

If you have any questions, comments or need more information, please call the undersigned at (610) 425-3563.

Sincerely,

/s/James A. Shuchart

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James A. Shuchart

Issued by ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive	Tel: 610-425-3563
West Chester, PA 19380-1478	Fax: 610-425-3735